GOING CONCERN AND LIQUIDITY CONSIDERATIONS (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Going Concern and Liquidity Considerations [Abstract]
Net income (loss)	$ (1,797,291)	$ 52,169	$ (1,214,694)	$ 155,613	$ (8,074,759)	$ (993,653)
Accumulated losses	$ (10,730,010)		$ (10,730,010)		$ (9,515,316)	$ (1,440,557)